Net (Loss) Income Per Share (Details Textual) - shares	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Net (Loss) Income Per Share (Textual)
Shares exercise excluded from computation of diluted net loss per share	857,402	1,063,509	857,402	980,588	573,110
Unvested restricted stock		158,571